Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Available-for-sale, at fair value	$ 308,364	$ 267,358
Fair value asset derivatives	85,129	84,580
Financial liabilities
Fair value liability derivatives	(87,188)	(79,924)
Brokers [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	0	0
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	621	729
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	621	729
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	171	226
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	450	503
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	968	409
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	968	409
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	968	409
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	899	700
Available-for-sale, at fair value	22,870	32,868
Fair value asset derivatives	22	0
Financial liabilities
Fair value liability derivatives	(109)	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	22,870	32,868
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	22,870	32,868
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	60	5
Available-for-sale, at fair value	279,229	227,555
Fair value asset derivatives	0	224
Financial liabilities
Fair value liability derivatives	(1)	(221)
Other liabilities	0	(1)
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	278,871	227,071
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	2,949	3,382
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	49,837	48,443
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	176,923	126,525
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	49,162	48,721
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	358	484
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	354	469
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	354	469
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	208	51
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	92	73
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	54	345
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	$ 0	$ 0